11. Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
11. Subsequent Events

Management of the Company has evaluated subsequent events through March 4, 2015, the date these consolidated financial statements were issued.

Under the Notes offering, the Company issued an additional $15 subsequent to December 31, 2014 and had redemptions of $0. The total debt issued and outstanding pursuant to the Notes offering as of March 4, 2014 is $5,442. Of the $5,442, $768 is from managers, members, and their respective affiliates.

Under the Purchase and Sales Agreement, the Company has recorded $791 of secured debt as of March 4, 2015.

The balance of the SF Note ($375) was repaid to the Hoskins Group.